Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Noncontrolling interest, units eligible towards redemption (in shares)	556,099	554,110	531,161
Common Stock, par value (in usd per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, number of shares authorized (in shares)	800,000,000	800,000,000	800,000,000
Common stock, number of shares outstanding (in shares)	229,775,115	227,853,720	174,278,341